Inventories	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventories	4. Inventories: The amounts in the accompanying Consolidated Balance Sheets are analyzed as follows:
	December 31,	December 31,
	2024	2025
Lubricants	$542	$536
Bunkers	1,347	—
Total	$1,889	$536